BIOLOGICAL ASSETS (Narrative) (Details) - Kilogram	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018
Disclosure of detailed information about biological assets [abstract]
Estimated harvest yields for the cannabis on plants	16,595	11,036